CERTAIN TRANSACTIONS (Details 4)	9 Months Ended
Sep. 30, 2017
Takeda [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations	Teva assigned 49% in the business venture to Takeda in consideration of the contribution of its off-patented products business in Japan. The business venture will be consolidated in Teva's financial statements commencing April 1, 2016, and is expected to increase Teva's sales in the Japanese market. Takeda’s interest in the business venture will be accounted for under “net income (loss) attributable to non-controlling interests.”
Actavis Generics [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
LineOfCreditFacilityDescription	At the closing of the acquisition, Teva borrowed $5 billion under its term loan facility with a syndicate of banks. The term facility is split into two tranches of $2.5 billion each, with the first tranche maturing in full after three years and the second tranche maturing in five years with payment installments each year (see note 11). In addition, Teva terminated its $22 billion bridge loan credit agreement.